Note 14 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001	$ 0.001
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001
Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage		25.00%
Debt Instrument, Face Amount		$ 47.2	$ 28.0
Debt Instrument, Term (Month)		1 year
Debt Instrument, Interest Rate, Maximum Default Percentage		27.00%
Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage	25.00%
Debt Instrument, Face Amount	$ 1.0
Debt Instrument, Term (Month)	365 years
Debt Instrument, Interest Rate, Maximum Default Percentage	27.00%
Debt Instrument, Convertible, Conversion Price, Percentage of VWAP	90.00%
Percentage of Ownership Limitation	19.99%